SIGNIFICANT EVENTS DURING THE CURRENT REPORTING PERIOD - Borrowing (Details) $ in Thousands	Aug. 12, 2020 USD ($) tranche	Mar. 31, 2020 USD ($)	Mar. 12, 2020 USD ($)	Feb. 23, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Restricted cash					$ 20,152	$ 152
HCRM | Credit Agreement
Disclosure of detailed information about borrowings [line items]
Term loan received		$ 50,000	$ 30,000
Number of tranches | tranche	2
Maturity term				6 years
Term, no principal payments required				3 years
Term, no principal payments if revenue targets unmet				2 years
Percentage of principal amount of term loan being repaid or prepaid				4.00%
HCRM | Credit Agreement | 3-month LIBOR floor rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)				1.75%
HCRM | Credit Agreement | Fixed rate | Period from January 1, 2021, to December 31, 2029
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)				8.20%
HCRM | Credit Agreement | Fixed rate | Period for trailing four quarters ending March 31, 2021
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)				6.70%
HCRM | Credit Agreement | Minimum
Disclosure of detailed information about borrowings [line items]
Restricted cash	$ 16,000
HCRM | Credit Agreement | Maximum
Disclosure of detailed information about borrowings [line items]
Percentage of royalty income on net revenues				4.50%
Royalty income				$ 75,000
HCRM | Credit Agreement | Weighted average
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)				16.50%